Trade and Other Receivables and Prepayments (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of detailed information about trade and other receivables and prepayments
	As of February 28
Figures in Rand thousands	2022	2021

Amounts due from related parties	2,515	917
Trade receivables	448,212	353,290
Expected credit loss provision	(161,683)	(101,066)
	289,044	253,141
Other receivables
Deposits	6,386	7,853
Sundry debtors	9,131	8,599
Subtotal	304,561	269,593

Prepayments	19,242	49,058
Other taxes	10,083	5,519
Total trade and other receivables and prepayments	333,886	324,170

Schedule of reconciliation of the expected credit loss provision recognized with regard to trade and other receivables
	As of February 28
Figures in Rand thousands	2022	2021

At March 1	(101,066)	(51,657)
Allowance for expected credit losses, net	(88,482)	(80,842)
Amounts utilized	26,896	30,363
Translation adjustments	969	1,070
At February 28	(161,683)	(101,066)